Parent Entity Information	12 Months Ended
Jun. 30, 2018
Parent Entity Information

NOTE 31. PARENT ENTITY INFORMATION

Set out below is the supplementary information about the parent entity.

Statement of comprehensive loss

	Parent
	June 30, 2018 A$	June 30, 2017 A$	June 30, 2016 A$
Loss after income tax	(14,687,752)	(8,526,159)	(61,973,221)

Total comprehensive loss	(14,687,752)	(8,526,159)	(61,973,221)

Statement of financial position

	Parent
	June 30, 2018 A$	June 30, 2017 A$
Total current assets	23,589,353	13,220,743
Total non current assets	18,698,068	20,936,849

Total assets	42,287,421	34,157,592

Total current liabilities	615,027	1,189,848
Total non current liabilities	10,630,814	6,482,571

Total liabilities	11,245,841	7,672,419

Equity
— Contributed equity	213,232,719	195,352,543
— Reserves	64,615,312	63,251,328
— Accumulated losses	(246,806,451)	(232,118,699)

Total equity	31,041,580	26,485,173

Parent company financial information is presented in order to meet the disclosure requirements of Australian Accounting Standards, which permits investments in subsidiaries to be measured at cost.

Guarantees of financial support

There are no guarantees entered into by the parent entity.

Contingent liabilities of the parent entity

Refer to note 23 for details in relation to contingent liabilities as at June 30, 2018 and June 30, 2017.

Capital commitments – Property, plant and equipment

The parent entity did not have any capital commitments for property, plant and equipment at as June 30, 2018 and June 30, 2017.